SEGMENTS	9 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure

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Teva has two reportable segments: generic and specialty medicines. The generics segment develops, manufactures, sells and distributes generic or branded generic medicines as well as active pharmaceutical ingredients (“API”). The specialty segment engages in the development, manufacture, sale and distribution of branded specialty medicines such as those for central nervous system and respiratory indications, as well as those marketed in the women's health, oncology and other specialty businesses.

Teva's other activities include the over-the-counter (“OTC”) medicines business, distribution activity mainly in Israel and Hungary and medical devices. The OTC activity is primarily conducted through a joint venture with P&G, which combines Teva's production capabilities and market reach with P&G's marketing expertise and expansive global platform.

Teva's chief executive officer, who is the chief operating decision maker (“CODM”), reviews financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues and contributed profit by the two identified reportable segments, namely generic and specialty medicines, and revenues by geographical markets.

The accounting policies of the individual segments are the same as those described in the summary of significant accounting policies in Note 1 to the annual consolidated financial statements included in Teva's Annual Report on Form 20-F for the year ended December 31, 2014.

Segment profit consists of gross profit, less S&M and R&D expenses related to the segment. Segment profit does not include G&A expenses, amortization and certain other items. Beginning in 2015, expenses related to our equity compensation are excluded from our segment results. The data presented has been conformed to reflect the exclusion of equity compensation expenses for all periods.

Teva manages its assets on a total company basis, not by segments, as many of its assets are shared or commingled. Teva's CODM does not regularly review asset information by reportable segment, and therefore Teva does not report asset information by reportable segment.

Teva's chief executive officer reviews the Company's strategy and organizational structure on a continuing basis. Any changes in strategy may lead to a reevaluation of Teva's current segments and goodwill assignment. Going forward, Teva will consider the impact of such changes on its segment reporting.

Segment information

The following tables present profit by segments and a reconciliation of Teva's segment profit to Teva's consolidated income before income taxes, for the three and nine months ended September 30, 2015 and 2014:

	Generics		Specialty
	Three months ended September 30,		Three months ended September 30,
	2015	2014	2015	2014

	U.S.$ in millions		U.S.$ in millions

Revenues	$2,202	$2,432	$2,178	$2,176
Gross profit	1,005	1,078	1,859	1,890
R&D expenses	132	133	220	221
S&M expenses	295	387	417	470
Segment profit	$578	$558	$1,222	$1,199

	Generics		Specialty
	Nine months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014

	U.S.$ in millions		U.S.$ in millions

Revenues	$7,289	$7,345	$6,224	$6,317
Gross profit	3,487	3,170	5,345	5,501
R&D expenses	377	381	655	658
S&M expenses	1,004	1,192	1,360	1,448
Segment profit	$2,106	$1,597	$3,330	$3,395

	Three months ended		Nine months ended
	September 30,		September 30,
	2015	2014	2015	2014

	U.S.$ in millions

Generic medicines profit	$578	$558	$2,106	$1,597
Specialty medicines profit	1,222	1,199	3,330	3,395
Total segment profit	1,800	1,757	5,436	4,992
Profit of other activities	58	48	164	165
Total profit	1,858	1,805	5,600	5,157
Amounts not allocated to segments:
Amortization	203	242	637	783
General and administrative expenses	316	293	948	897
Legal settlements and loss contingencies	(80)	(122)	531	(67)
Impairments, restructuring and others	384	164	968	364
Other unallocated amounts	25	116	95	171

Consolidated operating income	1,010	1,112	2,421	3,009
Financial expenses - net	697	84	930	243
Consolidated income before income taxes	$313	$1,028	$1,491	$2,766

Segment revenues by geographic area:
	Three months ended		Nine months ended
	September 30,		September 30,

	2015	2014	2015	2014

	U.S.$ in millions
Generic Medicines
United States	$1,032	$1,124	$3,797	$3,240
Europe*	661	757	2,006	2,389
Rest of the World	509	551	1,486	1,716
Total Generic Medicines	2,202	2,432	7,289	7,345
Specialty Medicines
United States	1,701	1,533	4,802	4,482
Europe*	369	467	1,152	1,450
Rest of the World	108	176	270	385
Total Specialty Medicines	2,178	2,176	6,224	6,317
Other Revenues
United States	1	3	8	104
Europe*	169	184	508	597
Rest of the World	273	263	742	741
Total Other Revenues	443	450	1,258	1,442
Total Revenues	$4,823	$5,058	$14,771	$15,104

*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

Net revenues from specialty medicines:
	Three months ended		Nine months ended
	September 30,		September 30,
	2015	2014	2015	2014

	U.S. $ in millions

CNS	$1,366	$1,440	$3,939	$4,124
Copaxone®	1,085	1,107	3,063	3,116
Azilect®	92	103	304	320
Nuvigil®	97	94	273	283
Respiratory	285	218	803	705
ProAir®	149	111	401	358
QVAR®	92	64	273	209
Oncology	326	299	883	845
Treanda®	207	180	543	541
Women's health	115	137	354	389
Other Specialty	86	82	245	254
Total Specialty Medicines	$2,178	$2,176	$6,224	$6,317

A significant portion of our revenues, and a higher proportion of our profits, come from the manufacture and sale of patent-protected pharmaceuticals. Many of our specialty medicines are covered by several patents that expire at different times. Nevertheless, once patent protection has expired, or has been lost prior to the expiration date as a result of a legal challenge, we no longer have patent exclusivity on these products, and subject to regulatory approval, generic pharmaceutical manufacturers are able to produce similar (or purportedly similar) products and sell them for a lower price. The commencement of generic competition, even in the form of non-equivalent products, can result in a substantial decrease in revenues for a particular specialty medicine in a very short time. Any such expiration or loss of intellectual property rights could therefore significantly adversely affect our results of operations and financial condition.

In particular, we rely heavily on sales of Copaxone®, our leading specialty medicine. A key element of our business strategy for Copaxone® is the continued migration of current daily Copaxone® 20 mg/mL patients to the three-times-a-week 40 mg/mL version introduced in 2014, and the maintenance of patients on that new version. Any substantial reduction in the number of patients taking Copaxone®, whether due to the introduction of generic competition or to the increased use of oral medicines or other competing products, would likely have a material adverse effect on our financial results and cash flow.

Sandoz obtained FDA approval of a generic version of Copaxone® 20 mg/mL in April 2015 and started selling its generic product GlatopaTM in June 2015 in the United States.

Copaxone® 40 mg/mL is protected by three U.S. Orange Book patents that expire in 2030, which are being challenged in paragraph IV litigation and in patent office proceedings in the United States and a fourth U.S. Orange Book patent expiring in 2030 that was issued in October 2015. It is also protected by one European patent, which is being contested.

For the nine months ended September 30, 2015, Copaxone® revenues in the United States, which include revenues from both Copaxone® 20 mg/mL and Copaxone® 40 mg/mL product, amounted to $2.5 billion (approximately 29% of U.S. revenues) and Copaxone® revenues outside the United States amounted to $583 million (approximately 9% of non-U.S. revenues).

The profit of the multiple sclerosis franchise, which is comprised of Copaxone® products and laquinimod (a developmental compound for the treatment of multiple sclerosis), was $2.4 billion for the nine months ended September 30, 2015, compared to $2.3 billion for the nine months ended September 30, 2014. The profitability of the multiple sclerosis franchise as a percentage of Copaxone® revenues was 77.4% for the nine months ended September 30, 2015 and 75.0% for the nine months ended September 30, 2014.